PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2022
Disclosure Of Prepaid Expenses And Deposits [Abstract]
PREPAID EXPENSES AND DEPOSITS [Text Block]

NOTE 7 - PREPAID EXPENSES AND DEPOSITS

As at December 31, 2022 and 2021, prepaid expenses and deposits consisted of the following:

	December 31, 2022	December 31, 2021
	$	$
Prepaid expenses	379,456	115,372
Deposits	34,756	34,756
	414,212	150,128

As at December 31, 2022, deposits of $34,756 (2021 - $34,756), consist of security deposits and long-term deposits of $512,000 (2021 - $109,800) consist of deposits held in trust for excise bond and other deposits.